Segments and Geographic Information - Schedule of Sales Revenues (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 1,257,689	$ 1,239,197
Sales revenues, percentage	100.00%	100.00%
Direct cost	$ 45,719	$ 58,500
Direct costs, percentage	100.00%	100.00%
Gross profit	$ 1,211,970	$ 1,180,697
Gross profit, percentage	100.00%	100.00%
Products sales – Non-franchisees [Member]
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 600,022	$ 208,701
Sales revenues, percentage	48.00%	17.00%
Direct cost	$ 28,077	$ 10,316
Direct costs, percentage	62.00%	18.00%
Gross profit	$ 571,945	$ 198,385
Gross profit, percentage	47.00%	17.00%
Product sales – Franchisees [Member]
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 116,083	$ 195,737
Sales revenues, percentage	9.00%	16.00%
Direct cost	$ 16,627	$ 37,566
Direct costs, percentage	36.00%	64.00%
Gross profit	$ 99,456	$ 158,171
Gross profit, percentage	8.00%	13.00%
Franchise fees [Member]
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 541,584	$ 834,759
Sales revenues, percentage	43.00%	67.00%
Direct cost	$ 1,015	$ 10,618
Direct costs, percentage	2.00%	18.00%
Gross profit	$ 540,569	$ 824,141
Gross profit, percentage	45.00%	70.00%